Income Taxes - Components of Net Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Pre-opening expenses		$ 173	$ 287
Allowance for loan losses		4,072	5,954
Stock-based compensation		1,973	2,576
Off balance sheet reserve		83	254
Operating loss carryforwards		285	693
Other real estate owned		10	17
Acquisition accounting fair value adjustments			1,779
Unrealized loss on AFS securities		186	186
Other		1,968	2,520
Deferred tax assets		8,750	14,266
Deferred tax liabilities:
Depreciation		(511)	(917)
Acquisition accounting fair value adjustments		(145)
Other		(2,008)	(2,252)
Deferred tax liabilities		(2,664)	(3,169)
Net deferred tax assets	$ 6,460	$ 6,086	$ 11,097